Leases (Tables)	6 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to operating leases was as follows:

December 31, 2020
Right-of-use assets, net	$5,308,717

Operating lease liabilities - current	$164,694
Operating lease liabilities - non-current	1,197,195
Total operating lease liabilities	$1,361,889

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	15.00
Weighted average discount rate	5.79%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2020:

Twelve months ending December 31,
2021	$237,306
2022	239,089
2023	254,103
2024	261,036
2025	262,998
Thereafter	378,977
Total future minimum lease payments	1,633,509
Less: imputed interest	271,620
Total	$1,361,889